UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 5, 2005

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		45

FORM 13F Information Table Value Total:	$127,793,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1792    41416 SH       SOLE                    41416
ASML Holding N V ADR           COM              N07059111     3344   213554 SH       SOLE                    80094            133460
Adobe                          COM              00724F101     1271    44425 SH       SOLE                     3331             41094
Affymetrix                     COM              00826T108     4241    78648 SH       SOLE                    11438             67210
Altria Group, Inc.             COM              718154107      262     4058 SH       SOLE                     4058
Amdocs                         COM              G02602103     3323   125725 SH       SOLE                    23970            101755
Applied Signal Tech.           COM              038237103     2659   139640 SH       SOLE                    22769            116871
BJ's Restaurants Inc.          COM              09180C106     1805    88751 SH       SOLE                    19261             69490
Barr Pharmaceuticals, Inc.     COM              068306109     4478    91868 SH       SOLE                     1912             89956
Bio Reference Lab              COM              09057G602      907    65327 SH       SOLE                     7227             58100
Biovail Corporation            COM              09067J109     5116   329614 SH       SOLE                    94794            234820
Blue Earth Refineries          COM              G11999102      869   469745 SH       SOLE                   157951            311794
Brigham Exploration            COM              109178103      293    32080 SH       SOLE                     2190             29890
CR Bard                        COM              067383109     5412    81373 SH       SOLE                    15273             66100
Dell Inc.                      COM              247025109      892    22600 SH       SOLE                    22600
Ditech                         COM              25500M103      356    54885 SH       SOLE                                      54885
Federal Nat'l Mtg.             COM              313586109      295     5055 SH       SOLE                     5055
Flir Systems                   COM              302445101     6222   208503 SH       SOLE                    44231            164272
General Electric               COM              369604103      943    27204 SH       SOLE                    27204
Headwaters, Inc.               COM              42210P102     2794    81265 SH       SOLE                    18475             62790
Home Depot                     COM              437076102      313     8039 SH       SOLE                     8039
IVAX Corp                      COM              465823102      999    46476 SH       SOLE                                      46476
Intel Corp.                    COM              458140100      893    34308 SH       SOLE                    34308
Jetblue Airways                COM              477143101     1811    88612 SH       SOLE                    22328             66284
KV Pharmaceutical Cl A         COM              482740206     7389   441115 SH       SOLE                   104460            336655
Kensey Nash Corp.              COM              490057106     6706   221749 SH       SOLE                    49102            172647
L3 Communications Hldg         COM              502424104     5701    74441 SH       SOLE                    15589             58852
Lehman Brothers Hldgs          COM              524908100     3396    34210 SH       SOLE                                      34210
MFC Bancorp                    COM              55271X202     6794   364698 SH       SOLE                   125861            238837
Mymetics Corp                  COM              62856A102       21   279913 SH       SOLE                   131357            148556
NII Holdings                   COM              62913F201     1613    25220 SH       SOLE                                      25220
Namtai Electronics             COM              629865205     2098    92282 SH       SOLE                    28840             63442
Nextel Communications          COM              65332V103     2299    71151 SH       SOLE                    71151
Nextel Partners                COM              65333F107     5585   221905 SH       SOLE                                     221905
Novellus Systems               COM              670008101     3970   160651 SH       SOLE                    36831            123820
PetsMart Inc.                  COM              716768106     4641   152908 SH       SOLE                    21238            131670
Pfizer                         COM              717081103      502    18209 SH       SOLE                    18209
QUALCOMM                       COM              747525103     1655    50148 SH       SOLE                    50148
Quest Diagnostics              COM              74834L100      805    15104 SH       SOLE                      584             14520
Safenet Inc.                   COM              78645R107     9190   269818 SH       SOLE                    61209            208609
Scientific Games               COM              80874P109     6868   255032 SH       SOLE                    50399            204633
Spatialight, Inc.              COM              847248101      144    25351 SH       SOLE                     9341             16010
Staples Inc.                   COM              855030102     2773   130245 SH       SOLE                    30983             99262
Symantec Corp                  COM              871503108     3266   150244 SH       SOLE                    17538            132706
Zoll Medical                   COM              989922109     1088    42751 SH       SOLE                     9651             33100